Z | Fidelity International Discovery Fund
Supplement to the
Fidelity Advisor® International Discovery Fund
Class Z
December 30, 2013
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for Fidelity Advisor International Discovery Fund from 0.45% to 0.424%.

The information replaces similar information for the fund found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.74%
Distribution and/or Service (12b-1) fees	None
Other expenses A	0.09%
Total annual operating expenses	0.83%

A Based on estimated amounts for the current fiscal year.

1 year	$ 85
3 years	$ 265
5 years	$ 460
10 years	$ 1,025